UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2011

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited)	April 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 71.8%
CONSUMER DISCRETIONARY - 7.7%
Hotels, Restaurants & Leisure - 1.5%
Yum! Brands Inc.	45,451	$2,437,938

Multiline Retail - 2.0%
Target Corp.	65,975	3,239,372

Specialty Retail - 1.2%
Lowe’s Cos. Inc.	73,270	1,923,338

Textiles, Apparel & Luxury Goods - 3.0%
Coach Inc.	45,795	2,738,999
V.F. Corp.	22,055	2,217,851

Total Textiles, Apparel & Luxury Goods		4,956,850

TOTAL CONSUMER DISCRETIONARY		12,557,498

CONSUMER STAPLES - 7.1%
Beverages - 2.1%
PepsiCo Inc.	49,430	3,405,233

Food Products - 3.0%
Darling International Inc.	76,850	1,242,664	*
General Mills Inc.	94,705	3,653,719

Total Food Products		4,896,383

Household Products - 2.0%
Procter & Gamble Co.	51,980	3,373,502

TOTAL CONSUMER STAPLES		11,675,118

ENERGY - 9.8%
Energy Equipment & Services - 5.0%
FMC Technologies Inc.	65,720	3,054,666	*
National-Oilwell Varco Inc.	51,064	3,916,098
Tetra Technology Inc.	51,350	1,212,887	*

Total Energy Equipment & Services		8,183,651

Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	30,455	4,061,783
Hess Corp.	45,695	3,927,942

Total Oil, Gas & Consumable Fuels		7,989,725

TOTAL ENERGY		16,173,376

FINANCIALS - 9.1%
Capital Markets - 1.5%
State Street Corp.	52,435	2,440,849

Commercial Banks - 2.8%
U.S. Bancorp	90,195	2,328,835
Wells Fargo & Co.	78,835	2,294,887

Total Commercial Banks		4,623,722

Consumer Finance - 2.0%
American Express Co.	66,690	3,273,145

Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	53,690	2,449,875

Insurance - 1.3%
Arch Capital Group Ltd.	21,230	2,207,920	*

TOTAL FINANCIALS		14,995,511

HEALTH CARE - 9.1%
Biotechnology - 3.9%
Celgene Corp.	60,425	3,557,824	*
Gilead Sciences Inc.	73,015	2,835,903	*

Total Biotechnology		6,393,727

Health Care Equipment & Supplies - 3.1%
Alere Inc.	50,215	1,864,985	*
Covidien PLC	56,790	3,162,635

Total Health Care Equipment & Supplies		5,027,620

Health Care Providers & Services - 2.1%
Express Scripts Inc.	61,675	3,499,439	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	SHARES	VALUE
Health Care Providers & Services - continued
TOTAL HEALTH CARE		$14,920,786

INDUSTRIALS - 9.1%
Building Products - 1.0%
Masco Corp.	128,100	1,719,102

Commercial Services & Supplies - 2.3%
Covanta Holding Corp.	74,250	1,274,873
Republic Services Inc.	77,604	2,453,838

Total Commercial Services & Supplies		3,728,711

Construction & Engineering - 1.7%
Quanta Services Inc.	128,210	2,779,593	*

Electrical Equipment - 1.5%
Emerson Electric Co.	39,598	2,405,974

Machinery - 2.6%
Deere & Co.	19,899	1,940,153
Illinois Tool Works Inc.	41,220	2,407,660

Total Machinery		4,347,813

TOTAL INDUSTRIALS		14,981,193

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.5%
Cisco Systems Inc.	135,660	2,382,190

Computers & Peripherals - 3.0%
Apple Inc.	8,695	3,027,860	*
NetApp Inc.	37,155	1,931,317	*

Total Computers & Peripherals		4,959,177

Electronic Equipment, Instruments & Components - 1.0%
Corning Inc.	81,675	1,710,275

Internet Software & Services - 2.7%
eBay Inc.	64,810	2,229,464	*
Google Inc., Class A Shares	4,070	2,214,487	*

Total Internet Software & Services		4,443,951

IT Services - 1.5%
Accenture PLC, Class A Shares	43,850	2,505,150

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp., Class A Shares	44,315	1,559,002	*

Software - 2.1%
Amdocs Ltd.	42,850	1,317,637	*
Rovi Corp.	42,475	2,062,586	*

Total Software		3,380,223

TOTAL INFORMATION TECHNOLOGY		20,939,968

MATERIALS - 3.6%
Chemicals - 2.6%
Air Products & Chemicals Inc.	19,554	1,867,798
Potash Corp. of Saskatchewan Inc.	41,315	2,329,340

Total Chemicals		4,197,138

Metals & Mining - 1.0%
Cliffs Natural Resources Inc.	18,225	1,708,047

TOTAL MATERIALS		5,905,185

TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV, Series L Shares, ADR	26,295	1,504,074
American Tower Corp., Class A Shares	23,450	1,226,669	*

TOTAL TELECOMMUNICATION SERVICES		2,730,743

UTILITIES - 1.9%
Electric Utilities - 0.7%
Northeast Utilities	33,820	1,203,992

Water Utilities - 1.2%
American Water Works Co. Inc.	63,360	1,861,517

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	VALUE
TOTAL UTILITIES	$3,065,509

TOTAL COMMON STOCKS (Cost - $84,470,464)	117,944,887

	RATE	MATURITY DATE	FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.3%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.233%	11/10/42	$738,000	764,938	(a)
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	177,167	179,966	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	573,919	577,242	(a)
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	992,967	1,045,832
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	104,290	111,732
Federal Home Loan Mortgage Corp. (FHLMC), R005 AB	5.500%	12/15/18	732,040	763,817
GMAC Commercial Mortgage Securities Inc., 2004-C2 A2	4.760%	8/10/38	468,532	469,523
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	1,141,300	1,196,383
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	1,277,284	1,359,560
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	1,218,816	1,247,727
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	420,711	448,898
LB-UBS Commercial Mortgage Trust, 2004-C4 A3	5.350%	6/15/29	79,708	82,840	(a)
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	440,000	440,289
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	104,634	104,751

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,706,529)				8,793,498

CORPORATE BONDS & NOTES - 13.4%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.4%
Comcast Corp., Senior Notes	5.650%	6/15/35	600,000	584,249

Specialty Retail - 0.2%
Best Buy Co. Inc., Senior Notes	3.750%	3/15/16	375,000	377,225

TOTAL CONSUMER DISCRETIONARY				961,474

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	235,000	240,979
PepsiCo Inc., Senior Notes	5.000%	6/1/18	655,000	723,641

TOTAL CONSUMER STAPLES				964,620

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Apache Corp., Senior Notes	5.250%	4/15/13	750,000	810,398
Statoil ASA, Senior Notes	3.125%	8/17/17	190,000	190,156

TOTAL ENERGY				1,000,554

FINANCIALS - 7.5%
Capital Markets - 1.0%
BlackRock Inc., Senior Notes	3.500%	12/10/14	415,000	438,171
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	715,000	757,260
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	425,000	428,605

Total Capital Markets				1,624,036

Commercial Banks - 2.4%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	80,000	82,004
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	295,000	302,079
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	250,000	246,345
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	435,000	468,919
Rabobank Nederland NV, Notes	4.500%	1/11/21	1,000,000	1,029,076

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - continued
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	$450,000	$441,204
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	555,000	562,788
Wells Fargo & Co.	4.600%	4/1/21	380,000	384,823
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	450,000	476,640

Total Commercial Banks				3,993,878

Consumer Finance - 1.4%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	2,175,000	2,268,688

Diversified Financial Services - 2.0%
Bank of America Corp., Senior Notes	5.625%	10/14/16	1,000,000	1,085,318
IBM International Group Capital LLC, Senior Notes	5.050%	10/22/12	650,000	691,604
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	550,000	556,982
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	540,000	707,382
Private Export Funding Corp.	4.974%	8/15/13	190,000	207,749

Total Diversified Financial Services				3,249,035

Insurance - 0.3%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	675,000	607,711

Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	125,000	124,793
Health Care Reit Inc., Senior Notes	3.625%	3/15/16	400,000	401,087
Simon Property Group LP, Senior Notes	4.200%	2/1/15	100,000	106,542

Total Real Estate Investment Trusts (REITs)				632,422

TOTAL FINANCIALS				12,375,770

HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.2%
Medtronic Inc., Senior Notes	3.000%	3/15/15	175,000	181,954
Stryker Corp., Senior Notes	3.000%	1/15/15	180,000	186,936

Total Health Care Equipment & Supplies				368,890

Pharmaceuticals - 1.9%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	650,000	745,532
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	850,000	905,234
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	355,000	382,998
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	470,000	505,426
Wyeth, Notes	5.500%	2/15/16	425,000	485,289

Total Pharmaceuticals				3,024,479

TOTAL HEALTH CARE				3,393,369

INDUSTRIALS - 0.5%
Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	7.250%	2/15/31	650,000	806,766

INFORMATION TECHNOLOGY - 0.8%
Computers & Peripherals - 0.2%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	410,000	422,987

Internet Software & Services - 0.2%
eBay Inc., Senior Notes	1.625%	10/15/15	340,000	329,016

Software - 0.4%
Microsoft Corp., Senior Notes	2.950%	6/1/14	205,000	215,194
Microsoft Corp., Senior Notes	1.625%	9/25/15	450,000	443,402

Total Software				658,596

TOTAL INFORMATION TECHNOLOGY				1,410,599

MATERIALS - 0.4%
Chemicals - 0.4%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	600,000	632,878

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	400,000	463,409

TOTAL CORPORATE BONDS & NOTES (Cost - $21,101,980)				22,009,439

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 4.9%
FHLMC - 3.4%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	$315,334	$345,639
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/19-7/1/35	2,233,241	2,383,465
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/21	601,344	639,926
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/22-2/1/36	1,097,140	1,200,754
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/37	421,063	473,782
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	2/1/37	495,424	533,264

Total FHLMC				5,576,830

FNMA - 0.8%
Federal National Mortgage Association (FNMA)	6.500%	3/1/29	114	129
Federal National Mortgage Association (FNMA)	4.500%	2/1/35	333,444	346,371
Federal National Mortgage Association (FNMA)	5.500%	6/1/36-11/1/36	112,013	120,866
Federal National Mortgage Association (FNMA)	6.000%	5/1/37-9/1/37	794,256	869,843

Total FNMA				1,337,209

GNMA - 0.7%
Government National Mortgage Association (GNMA) I	5.000%	12/15/35	950,142	1,022,728
Government National Mortgage Association (GNMA) II	7.000%	11/20/36	103,983	119,068

Total GNMA				1,141,796

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,346,028)				8,055,835

MUNICIPAL BONDS - 0.1%
Maryland - 0.1%
Baltimore, MD, Revenue, Parking System Facilities	2.904%	7/1/13	100,000	99,716
Baltimore, MD, Revenue, Parking System Facilities	3.387%	7/1/14	125,000	124,355

TOTAL MUNICIPAL BONDS (Cost - $224,945)				224,071

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.5%
U.S. Government Agencies - 0.3%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	303,000	385,938

U.S. Government Obligations - 2.2%
U.S. Treasury Bonds	3.500%	2/15/39	1,718,000	1,465,401
U.S. Treasury Bonds	4.375%	11/15/39	1,334,000	1,326,704
U.S. Treasury Notes	2.250%	11/30/17	210,000	206,062
U.S. Treasury Notes	3.625%	2/15/20	131,000	136,230
U.S. Treasury Notes	2.625%	8/15/20	555,000	527,814

Total U.S. Government Obligations				3,662,211

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,025,411)				4,048,149

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $125,875,357)				161,075,879

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Goldman Sachs & Co. repurchase agreement dated 4/29/11; Proceeds at maturity - $1,666,175; (Fully collateralized by U.S. government agency obligations, 2.600% due 4/11/16; Market value - $1,704,698) (Cost - $1,666,171)	0.030%	5/2/11	1,666,171	1,666,171

TOTAL INVESTMENTS - 99.0% (Cost - $127,541,528#)				162,742,050
Other Assets in Excess of Liabilities - 1.0%				1,621,812

TOTAL NET ASSETS - 100.0%				$164,363,862

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2011

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$117,944,887	—	—	$117,944,887
Collateralized mortgage obligations	—	$8,793,498	—	8,793,498
Corporate bonds & notes	—	22,009,439	—	22,009,439
Mortgage-backed securities	—	8,055,835	—	8,055,835
Municipal bonds	—	224,071	—	224,071
U.S. government & agency obligations	—	4,048,149	—	4,048,149

Total long-term investments	$117,944,887	$43,130,992	—	$161,075,879

Short-term investments†	—	1,666,171	—	1,666,171

Total investments	$117,944,887	$44,797,163	—	$162,742,050

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,901,717
Gross unrealized depreciation	(701,195)

Net unrealized appreciation	$35,200,522

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended April 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 23, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	June 23, 2011